Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6. Property and Equipment, Net

Property and equipment, at cost, consists of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Machinery and equipment	$677	$649
Automobiles	50	50
Leasehold improvements	111	146
Computer and equipment	66	36
Furniture and fixtures	—	68
Software	3	3
Total property, and equipment	907	952
Less: accumulated depreciation and amortization	(475)	(495)
Total property and equipment, net	$432	$457

The aggregate depreciation and amortization expenses related to property, and equipment was $152,000 and $138,000 for the nine months ended September 30, 2021 and 2020.

During the nine-month period ended September 30, 2021, the Company disposed of office furniture and leasehold improvements pursuant to its relocation to a new office space. Most of the assets were fully depreciated and as a result, the disposal resulted in a net loss of $42,300. The loss is included in other income (expense), net within the condensed consolidated statement of operations.

Note 5. Property and Equipment, Net

Property and equipment, at cost, consists of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Machinery and equipment	$649	$573
Automobiles	50	50
Leasehold improvements	146	146
Computer and equipment	36	33
Furniture and fixtures	68	68
Total property, and equipment	949	870
Less: accumulated depreciation and amortization	(492)	(309)
Total property, and equipment, net	$457	$561

The aggregate depreciation and amortization related to property, and equipment was $184,000 and $171,000 for the years ended December 31, 2020 and 2019.